                                 Financial Statements

                                 Separate Account VUL
                                          of
                      National Integrity Life Insurance Company

                                  DECEMBER 31, 1998
                         WITH REPORT OF INDEPENDENT AUDITORS

                                 Separate Account VUL
                                          of
                      National Integrity Life Insurance Company

                                 Financial Statements


                                  December 31, 1998




                                       CONTENTS

Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . .1

Audited Financial Statements

Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . . .2
Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . . . .3
Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . . . . .4
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . .6

                            Report of Independent Auditors

Policyholders
Separate Account VUL of National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account VUL of National Integrity Life Insurance Company (comprising, respectively, the Common Stock, Money Market, Balanced, Aggressive Stock, High Yield, and Global Divisions) as of December 31, 1998, the related statement of operations for the year then ended and statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned in The Hudson River Trust (the "Trust") as of December 31, 1998, by correspondence with the transfer agent of the Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account VUL of National Integrity Life Insurance Company at December 31, 1998, the results of their operations for the year then ended, and changes in their net assets for the years ended December 31, 1998 and 1997, in conformity with generally accepted accounting principles.


                                             /s/ ERNST & YOUNG LLP



Louisville, Kentucky
April 9, 1999

                            Separate Account VUL of National Integrity Life Insurance Company

                                           Statement of Assets and Liabilities

                                                     December 31, 1998


                                               COMMON     MONEY     BALANCED   AGGRESSIVE  HIGH YIELD    GLOBAL      TOTAL
                                               STOCK      MARKET    DIVISION     STOCK      DIVISION    DIVISION
                                              DIVISION   DIVISION               DIVISION
                                            ---------------------------------------------------------------------------------
ASSETS
Investments in The Hudson River Trust
  at value (aggregate cost of $149,558)      $  6,587    $     -    $  9,208    $124,897    $  1,071    $    703    $142,466

LIABILITIES
Payable to the general account
  of National Integrity                             2          -         -           142         -           -           144
                                            ---------------------------------------------------------------------------------

NET ASSETS                                   $  6,585    $     -    $  9,208    $124,755    $  1,071    $     703   $142,322
                                            ---------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------

Unit value                                   $ 422.28    $     -    $ 255.97    $ 372.23    $ 266.35    $  302.56
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------

Units outstanding                              15.593          -      35.973     335.156       4.022        2.323
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------


SEE ACCOMPANYING NOTES.

                                 Separate Account VUL of National Integrity Life Insurance Company

                                                      Statement of Operations

                                                    Year Ended December 31, 1998


                                                    COMMON      MONEY    BALANCED   AGGRESSIVE   HIGH YIELD   GLOBAL     TOTAL
                                                    STOCK      MARKET    DIVISION     STOCK       DIVISION   DIVISION
                                                   DIVISION   DIVISION               DIVISION
                                                  -------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends from The Hudson
    River Trust                                    $   836    $    -      $   977    $  6,539     $   142    $    52     $ 8,546

EXPENSES
  Mortality and expense risk and
    administrative charges                              30         -           39         612           6          3         690
                                                  -------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  806         -          938       5,927         136         49       7,856


REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
   Net realized gain on sales of investments           252         -           50         464           9          1         776
   Net unrealized appreciation (depreciation)
     of investments:
       Beginning of period                           1,376         -           62      (1,802)         58         56        (250)
       End of period                                 1,821         -          253      (9,087)       (152)        73      (7,092)
                                                  -------------------------------------------------------------------------------
   Change in net unrealized appreciation/
     depreciation during the period                    445         -          191      (7,285)       (210)        17      (6,842)
                                                  -------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                       697         -          241      (6,821)       (201)        18      (6,066)
                                                  -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $ 1,503    $    -     $  1,179     $  (894)    $   (65)   $    67     $ 1,790
                                                  -------------------------------------------------------------------------------
                                                  -------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES.

                                 Separate Account VUL of National Integrity Life Insurance Company

                                                 Statement of Changes in Net Assets

                                                    Year Ended December 31, 1998

                                                      COMMON      MONEY    BALANCED   AGGRESSIVE    HIGH       GLOBAL    TOTAL
                                                      STOCK      MARKET    DIVISION      STOCK      YIELD     DIVISION
                                                     DIVISION   DIVISION               DIVISION    DIVISION
                                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                              $   806    $    -     $    938    $  5,927    $   136     $    49   $  7,856
  Net realized gain on sales of                          252         -           50         464          9           1        776
  investments
  Change in net unrealized appreciation/
    depreciation during the period                       445         -          191      (7,285)      (210)         17     (6,842)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,503         -        1,179        (894)       (65)         67      1,790

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY RELATED TRANSACTIONS
    Contributions from policyholders                     -           -        2,002       9,652         -          -       11,654
    Policy terminations and benefits                    (535)        -         (752)     (1,679)       (130)        49     (3,047)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                           (535)        -        1,250       7,973        (130)        49      8,607
                                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        968         -        2,429       7,079        (195)      116      10,397

Net assets, beginning of period                        5,617         -        6,779     117,676       1,266       587     131,925
                                                   -------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                           $  6,585    $    -     $  9,208    $124,755     $ 1,071   $   703    $142,322
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------
UNIT TRANSACTIONS
  Contributions                                          -           -        8.150      25.460         -         -
  Terminations and benefits                           (1.515)        -       (3.270)     (5.443)     (0.460)   (0.027)
                                                   --------------------------------------------------------------------

Net increase (decrease) in units                      (1.515)        -        4.880      20.017      (0.460)   (0.027)
                                                   --------------------------------------------------------------------
                                                   --------------------------------------------------------------------

SEE ACCOMPANYING NOTES.

                                 Separate Account VUL of National Integrity Life Insurance Company

                                                 Statement of Changes in Net Assets

                                                    Year Ended December 31, 1997

                                                  COMMON      MONEY     BALANCED    AGGRESSIVE     HIGH        GLOBAL      TOTAL
                                                  STOCK       MARKET    DIVISION      STOCK        YIELD      DIVISION
                                                 DIVISION    DIVISION                DIVISION     DIVISION
                                                -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                          $    422    $    -     $    484     $  9,370     $    153    $   102     $ 10,531
  Net realized gain on sales of investments           194         -           36          520           15          -          765
  Change in net unrealized appreciation/
    depreciation during the period                    688         -          148          741           31         13        1,621
                                                -----------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                        1,304         -          668       10,631          199        115       12,917

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY RELATED TRANSACTIONS
    Contributions from policyholders                    -         -        2,002       10,502            -          -       12,504
    Policy terminations and benefits                 (556)        -         (571)      (1,957)        (149)       (64)      (3,297)
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                        (556)        -        1,431        8,545         (149)       (64)       9,207
                                                -----------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                748         -        2,099       19,176           50         51       22,124

Net assets, beginning of period                     4,869         -        4,680       98,500        1,216        536      109,801
                                                -----------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                        $  5,617    $    -     $  6,779     $117,676     $  1,266    $   587     $131,925
                                                -----------------------------------------------------------------------------------
                                                -----------------------------------------------------------------------------------
UNIT TRANSACTIONS
  Contributions                                         -         -        9.465       29.652            -          -
  Terminations and benefits                        (1.937)        -       (2.906)      (5.055)      (0.587)    (0.027)
                                                -----------------------------------------------------------------------
Net increase (decrease) in units                   (1.937)        -        6.559       24.597       (0.587)    (0.027)
                                                -----------------------------------------------------------------------
                                                -----------------------------------------------------------------------

SEE ACCOMPANYING NOTES.

                                 Separate Account VUL
                                          of
                      National Integrity Life Insurance Company

                            Notes to Financial Statements

                                  December 31, 1998


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account VUL (the "Separate Account") on February 26, 1986 under the insurance laws of the state of New York for the purpose of issuing variable life insurance policies ("policies"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Variable life insurance policies have not been offered by National Integrity since 1990, but policies are still outstanding. Net premiums may be received under existing policies. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company and their ultimate parent is ARM Financial Group, Inc. ("ARM"). ARM specializes in the growing asset accumulation business with particular emphasis on retirement savings and investment products.

Policyholders may allocate or transfer their account values to one or more of the Separate Account's investment divisions or to a guaranteed interest division provided by National Integrity, or both. The Separate Account divisions invest in shares of the corresponding portfolios of The Hudson River Trust (the "Trust"), a mutual fund managed by Alliance Capital Management, L.P. The policyholder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has six investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Set forth below is a summary of the investment objectives of the portfolios of the Trust.

     COMMON STOCK PORTFOLIO seeks to obtain long term growth of capital and increasing income. It invests primarily in common and preferred stocks and other equity type instruments.

                                 Separate Account VUL
                                          of
                      National Integrity Life Insurance Company

                      Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests primarily in high quality short-term money market instruments.

     BALANCED PORTFOLIO seeks a high return through a combination of current income and capital appreciation. It invests primarily in common stocks, publicly-traded debt securities and high quality money market instruments.

     AGGRESSIVE STOCK PORTFOLIO seeks to obtain long-term growth of capital. It invests primarily in common stocks and other equity-type securities issued by medium and smaller sized companies with strong growth potential.

     HIGH YIELD PORTFOLIO seeks a high return by maximizing current income and, to the extent consistent with that objective, capital appreciation. It invests primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities.

     GLOBAL PORTFOLIO seeks long-term growth of capital as a fundamental objective. It invests primarily in equity securities of non-United States as well as United States companies.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the policies may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

INVESTMENTS

Investments in shares of the Trust are valued at the net asset values of the respective portfolios, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

                                 Separate Account VUL
                                          of
                      National Integrity Life Insurance Company

                      Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Trust portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

Share transactions are recorded on the trade date. Realized gains and losses on sales of Trust shares are determined based on the identified cost basis.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

                                 Separate Account VUL
                                          of
                      National Integrity Life Insurance Company

                      Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the year ended December 31, 1998 and the cost of shares held at December 31, 1998 for each division were as follows:

            DIVISION                PURCHASES        SALES           COST
----------------------------------------------------------------------------
Common Stock                        $     842      $     579       $   4,766
Money Market                                -              -               -
Balanced                                2,989            806           8,955
Aggressive Stock                       16,541          2,703         133,984
High Yield                                144            138           1,223
Global                                    108             11             630
                                                                  ----------
                                                                   $ 149,558
                                                                  ----------
                                                                  ----------

3. EXPENSES

National Integrity assumes mortality and expense risks related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate of 0.60% of policyholders' net assets to cover these risks.

National Integrity makes deductions for administrative expenses and state premium taxes from premiums before amounts are allocated to the Separate Account.

                              Separate Account VUL

                                       of

                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

4. YEAR 2000 (UNAUDITED)

ARM has undertaken a Year 2000 project that includes all of its subsidiaries, including the Company. ARM's Year 2000 compliance project, as it relates to the Company, is provided for under the Investment Services Agreement and Administrative Services Agreement between ARM and the Company. The cost of ARM's Year 2000 initiatives is not expected to be material to ARM's results of operations or financial condition. Likewise, any cost to the Company related to Year 2000 compliance is not expected to be material to the Company's results of operations or financial condition.

ARM has completed the assessment phase of the project for all production applications, hardware (personal computers and servers), system software, vendors, and business partners. Although ARM is still receiving information from a few vendors and business partners and assessing various logistic concerns with its facilities, ARM's major production systems are substantially Year 2000 compliant. Where Year 2000 problems were found, the necessary upgrades and repairs have begun and are scheduled for completion no later than May 31, 1999.

As well as assessing its facilities, ARM is also in the repair and certification testing phase of its project. The testing phase will serve to verify the results of repairs and assessments. Steps needed to correct any problems uncovered during testing will begin immediately at that time. ARM's Year 2000 project is well underway and because management believes that it will be Year 2000 compliant by May 31, 1999, it currently has no contingency plans for system issues in place beyond its normal disaster recovery procedures. As a precaution, ARM is developing a contingency and business resumption plan to address various logistic concerns with its facilities. The contingency and business resumption plan is scheduled for completion no later than September 30, 1999.

Although ARM anticipates no major interruption of business activities, that will depend, in part, upon the activity of third parties. Even though ARM has assessed and continues to assess third party issues, it has no direct ability to influence the compliance actions of such parties. Accordingly, while ARM believes its actions in this regard should have the effect of reducing Year 2000 risks, it is unable to eliminate them or to estimate the ultimate effect Year 2000 risks will have on the Company's operations.

                              Separate Account VUL

                                       of

                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

4. YEAR 2000 (UNAUDITED) (CONTINUED)

The estimated date on which ARM believes it will complete its Year 2000 compliance efforts, and the expenses related to ARM's Year 2000 compliance efforts are based upon management's best estimates, which were based on assumptions of future events, including the availability of certain resources, third party modification plans and other factors. There can be no assurance that these results and estimates will be achieved, and the actual results could materially differ from those anticipated.

                              Financial Statements
                                (Statutory Basis)

                             National Integrity Life
                                Insurance Company

                     YEARS ENDED DECEMBER 31, 1998 AND 1997
                       WITH REPORT OF INDEPENDENT AUDITORS

                    National Integrity Life Insurance Company

                              Financial Statements
                                (Statutory Basis)

                     Years Ended December 31, 1998 and 1997




                                    CONTENTS

Report of Independent Auditors............................................. 1

Audited Financial Statements

Balance Sheets (Statutory Basis)........................................... 2
Statements of Income (Statutory Basis)..................................... 4
Statements of Changes in Capital and Surplus (Statutory Basis)............. 5
Statements of Cash Flows (Statutory Basis)................................. 6
Notes to Financial Statements (Statutory Basis)............................ 8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 1998 and 1997, and the related statutory basis statements of income, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

                                             /s/ Ernst & Young LLP

Louisville, Kentucky
February 9, 1999

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                        DECEMBER 31,
                                                  1998              1997
                                           -------------------------------------
                                                      (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                       $  360,012        $  414,907
  Preferred stocks                                 9,740            21,792
  Mortgage loans                                   2,835             3,242
  Policy loans                                    26,695            26,396
  Cash and short-term investments                 78,883            12,078
  Receivable for securities                            -             1,941
  Other invested assets                            3,786             3,794
                                           -------------------------------------
Total cash and invested assets                   481,951           484,150

Separate account assets                          771,953           617,327
Accrued investment income                          5,062             5,735
Other admitted assets                                718             2,143




                                           -------------------------------------
Total admitted assets                        $ 1,259,684       $ 1,109,355
                                           -------------------------------------
                                           -------------------------------------

                                                                   DECEMBER 31,
                                                             1998                1997
                                                       -------------------------------------
                                                                  (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
   Life and annuity reserves                               $  437,286         $  446,610
   Unpaid claims                                                   50                 50
   Deposits on policies to be issued                            1,243                564
                                                       -------------------------------------
  Total policy and contract liabilities                        438,579            447,224

  Separate account liabilities                                 771,953            617,327
  Accounts payable and accrued expenses                             13                151
  Transfers to separate accounts due or accrued, net           (27,297)           (24,362)
  Reinsurance balances payable                                     207                511
  Federal income taxes                                           1,005              5,645
  Asset valuation reserve                                        3,204              1,570
  Interest maintenance reserve                                   8,443              7,240
  Other liabilities                                              4,074                 32
                                                       -------------------------------------
Total liabilities                                            1,200,181          1,055,338

Capital and surplus:
  Common stock, $10 par value, 200,000 shares
   authorized, issued, and outstanding                           2,000              2,000
  Paid-in surplus                                               59,244             59,244
  Special surplus funds                                            750                750
  Unassigned surplus (deficit)                                  (2,491)            (7,977)
                                                       -------------------------------------
Total capital and surplus                                       54,017             59,503
                                                       -------------------------------------
Total liabilities and capital and surplus                  $ 1,259,684        $ 1,109,355
                                                       -------------------------------------
                                                       -------------------------------------

SEE ACCOMPANYING NOTES.

                  National Integrity Life Insurance Company

                   Statements of Income (Statutory Basis)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                      1998               1997
                                                                             -------------------------------------
                                                                                          (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                                             $   13,496         $   11,533
  Deposit-type funds                                                                 196,927            211,637
  Net investment income                                                               36,077             42,464
  Amortization of the interest maintenance reserve                                     1,478              1,359
  Other revenues                                                                       8,331              5,961
                                                                             -------------------------------------
Total premiums and other revenues                                                    256,309            272,954

Benefits paid or provided:
  Death benefits                                                                       4,098              1,268
  Annuity benefits                                                                    16,475             12,687
  Surrender benefits                                                                 142,420            123,520
  Payments on supplementary contracts                                                  1,637              1,648
  Decrease in insurance and annuity reserves                                          (9,247)           (66,954)
  Other benefits                                                                         101                119
                                                                             -------------------------------------
Total benefits paid or provided                                                      155,484             72,288

Insurance and other expenses:
  Commissions                                                                          8,904             10,088
  General expenses                                                                    14,876             11,146
  Taxes, licenses and fees                                                               228                794
  Net transfers to separate accounts                                                  63,171            163,896
  Other expenses                                                                       3,871              3,542
                                                                             -------------------------------------
Total insurance and other expenses                                                    91,050            189,466
                                                                             -------------------------------------
Gain from operations before federal income taxes
  and net realized capital gains (losses)                                              9,775             11,200

Federal income tax expense                                                                31              3,621
                                                                             -------------------------------------
Gain from operations before net realized
    capital gains (losses)                                                             9,744              7,579

Net realized capital gains (losses), excluding realized
    capital gains (losses) net of tax transferred to the
    interest maintenance reserve (1998-$2,681; 1997-$(314))                              147             (2,036)
                                                                             -------------------------------------
Net income                                                                         $   9,891          $   5,543
                                                                             -------------------------------------
                                                                             -------------------------------------

SEE ACCOMPANYING NOTES.

                National Integrity Life Insurance Company

    Statements of Changes in Capital and Surplus (Statutory Basis)

                Years Ended December 31, 1998 and 1997

                                                        SPECIAL      UNASSIGNED         TOTAL
                               COMMON     PAID-IN       SURPLUS        SURPLUS       CAPITAL AND
                               STOCK      SURPLUS        FUNDS        (DEFICIT)        SURPLUS
                          ------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
Balance, January 1, 1997     $   2,000   $  59,244      $    750     $  (13,723)     $  48,271
Net income                                                                5,543          5,543
Decrease in asset
  valuation reserve                                                         203            203
                          -----------------------------------------------------------------------
Balance, December 31,
  1997                           2,000      59,244           750         (7,977)        54,017

Net income                                                                9,891          9,891
Increase in asset
  valuation reserve                                                      (1,634)        (1,634)
Dividend to shareholder                                                  (2,771)        (2,771)
                          -----------------------------------------------------------------------
Balance, December 31,
    1998                     $   2,000   $  59,244      $    750     $   (2,491)      $ 59,503
                          -----------------------------------------------------------------------
                          -----------------------------------------------------------------------

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)


                                                                                   YEAR ENDED DECEMBER 31,
                                                                                   1998               1997
                                                                          -------------------------------------
                                                                                     (IN THOUSANDS)
OPERATIONS:
    Premiums, policy proceeds, and other
      considerations received                                                    $  210,424         $  223,170
    Net investment income received                                                   36,344             42,944
    Commission and expense allowances received on
      reinsurance ceded                                                                   8                  8
    Benefits paid                                                                  (164,730)          (139,316)
    Insurance expenses paid                                                         (24,148)           (22,090)
    Other income received net of other expenses paid                                  4,368              2,335
    Net transfers to separate accounts                                              (66,100)          (167,010)
    Federal income taxes                                                             (4,670)            (4,479)
                                                                          -------------------------------------
Net cash used in operations                                                          (8,504)           (64,438)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments of investments:
    Bonds                                                                           291,759            368,167
    Preferred stocks                                                                 38,672             55,948
    Mortgage loans                                                                      407                687
    Other invested assets                                                                 8                  -
    Net gains on cash and short-term investments                                         64                  -
    Miscellaneous proceeds                                                                -              4,254
                                                                          -------------------------------------
Total investment proceeds                                                           330,910            429,056
Benefits received (taxes paid) on capital gains                                      (1,407)             6,921
                                                                          -------------------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                                                  329,503            435,977

Cost of investments acquired:
    Bonds                                                                           232,584            337,887
    Preferred stocks                                                                 26,322             26,621
    Other invested assets                                                                 -              3,794
    Miscellaneous applications                                                            -                405
                                                                          -------------------------------------
Total cost of investments acquired                                                  258,906            368,707
Net increase in policy loans and premium notes                                          299              1,415
                                                                          -------------------------------------
Net cash provided by investment activities                                           70,298             65,855

                    National Integrity Life Insurance Company

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        1998               1997
                                                                               -------------------------------------
                                                                                          (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
    Other sources                                                                          8,644              2,588
                                                                               -------------------------------------
Total other cash provided                                                                  8,644              2,588
                                                                               -------------------------------------

Other cash applied:
    Dividends to shareholder                                                               2,771                  -
    Other applications, net                                                                  861              6,497
                                                                               -------------------------------------
Total other cash applied                                                                   3,632              6,497
                                                                               -------------------------------------
Net cash provided by (used in) financing and
    miscellaneous activities                                                               5,012            (3,909)
                                                                               -------------------------------------

Net increase (decrease) in cash and short-term investments                                66,805            (2,492)

Cash and short-term investments at beginning of year                                      12,078            14,570
                                                                               -------------------------------------
Cash and short-term investments at end of year                                         $  78,883          $  12,078
                                                                               -------------------------------------
                                                                               -------------------------------------

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                               December 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

ORGANIZATION

National Integrity Life Insurance Company (the "Company") is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM"). ARM acquired Integrity and the Company from The National Mutual Life Association of Australasia Limited. The Company is domiciled in the state of New York. The Company, currently licensed in eight states and the District of Columbia, specializes in the growing asset accumulation business with particular emphasis on retirement savings and investment products.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

     INVESTMENTS

     Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

     Realized gains and losses are reported in income net of income tax and transfers to the interest maintenance reserve. Changes between cost and admitted investment asset amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account. The Asset Valuation Reserve is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under a formula

                    National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

     prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the Interest Maintenance Reserve in the accompanying balance sheets. Under GAAP, realized gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and include provisions when there has been a decline in asset values deemed other than temporary.

     POLICY ACQUISITION COSTS

     Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, are amortized generally in proportion to the emergence of gross profits over the estimated term of the underlying policies.

     NONADMITTED ASSETS

     Certain assets designated as "nonadmitted," principally receivables greater than 90 days past due, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

     PREMIUMS AND BENEFITS

     Revenues include premiums and deposits received and benefits include death benefits paid and the change in policy reserves. Under GAAP, such premiums and deposits received are accounted for as a deposit liability and therefore not recognized as premium revenue; benefits paid equal to the policy account value are accounted for as a return of deposit instead of benefit expense.

     BENEFIT RESERVES

     Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                    National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES

     Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

     STATEMENT OF CASH FLOWS

     Cash and short-term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                             1998              1997
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Net income as reported in the accompanying statutory
  basis financial statements                                              $       9,891    $       5,543

Deferred policy acquisition costs, net of amortization                            9,940           10,157
Adjustments to customer deposits                                                 (4,560)          (5,781)
Adjustments to invested asset carrying values at acquisition date
                                                                                    (32)             (38)
Amortization of value of insurance in force                                        (539)            (870)
Amortization of interest maintenance reserve                                     (1,478)          (1,359)
Adjustments for realized investment gains                                         3,646            1,511
Adjustments for federal income tax expense                                       (5,200)          (3,320)
Other                                                                              (107)             166
                                                                       ------------------------------------

Net income, GAAP basis                                                    $      11,561    $       6,009
                                                                       ------------------------------------
                                                                       ------------------------------------

                    National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

                                                                             YEAR ENDED DECEMBER 31,
                                                                             1998              1997
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Capital and surplus as reported in the accompanying
   statutory basis financial statements                                   $      59,503    $      54,017
Adjustments to customer deposits                                                (37,356)         (32,825)
Adjustments to invested asset carrying values at acquisition date
                                                                                     77               94
Asset valuation reserve and interest maintenance reserve                         11,646            8,799
Value of insurance in force                                                       4,159            4,810
Deferred policy acquisition costs                                                43,497           33,902
Net unrealized gains (losses) on available-for-sale securities
                                                                                 (7,076)           5,849
Other                                                                             3,474            7,413
                                                                       ------------------------------------

Shareholder's equity, GAAP basis                                          $      77,924    $      82,059
                                                                       ------------------------------------
                                                                       ------------------------------------

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

     Bonds and short-term investments are reported at cost or amortized cost. The discount or premium on bonds is amortized using the interest method. For loan-backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

                    National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

     Preferred stocks are reported at cost.

     Short-term investments includes investments with maturities of less than one year at the date of acquisition.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the average cost method.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserve. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and expenses, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts.

                    National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks. Such fees are included in other revenues.

USE OF ESTIMATES

The preparation of financial statements in compliance with statutory accounting practices requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform with the presentation of the 1998 financial statements. These reclassifications had no effect on previously reported net income or surplus.

2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. In 1998, the NAIC adopted codified statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the

                    National Integrity Life Insurance Company

2. PERMITTED STATUTORY ACCOUNTING PRACTICES (CONTINUED)

Company uses to prepare its statutory basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory basis results to the Insurance Department. At this time it is unclear whether New York will adopt Codification. The Company is monitoring developments related to codification and assessing the potential effects any changes would have on the Company's statutory basis financial statements.

3. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds are summarized as follows:

                                                 COST OR             GROSS             GROSS
                                                AMORTIZED          UNREALIZED       UNREALIZED
                                                  COST               GAINS            LOSSES       FAIR VALUE
                                          --------------------------------------------------------------------
                                                                   (IN THOUSANDS)
At December 31, 1998:
    Mortgage-backed securities                 $   184,619        $       -        $       -      $   184,619
    Corporate securities                           129,725            3,426            7,681          125,470

    Asset-backed securities                         26,483                -                -           26,483

    U.S. Treasury securities and
      obligations of U.S. government
      agencies                                       2,489              112                -            2,601

    Foreign governments                             16,696                -            2,471           14,225
                                          --------------------------------------------------------------------
Total bonds                                    $   360,012       $    3,538      $    10,152      $   353,398
                                          --------------------------------------------------------------------
                                          --------------------------------------------------------------------
At December 31, 1997:
    Mortgage-backed securities                $    193,688       $        -       $        -     $    193,688
    Corporate securities                           159,208            4,074               34          163,248

    Asset-backed securities                         27,370                -                -           27,370

    U.S. Treasury securities and
      obligations of U.S. government
      agencies                                      24,361            1,083                2           25,442

    Foreign governments                             10,280                -              437            9,843
                                          --------------------------------------------------------------------
Total bonds                                   $    414,907      $     5,157       $      473     $    419,591
                                          --------------------------------------------------------------------
                                          --------------------------------------------------------------------

                    National Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

Fair values are based on published quotations of the Securities Valuation Office of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 1998 and 1997, the fair value of investments in bonds includes $256.2 million and $306.8 million, respectively, of bonds that were valued at amortized cost.

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 1998, by contractual maturity, is as follows:

                                                                            COST OR         FAIR VALUE
                                                                        AMORTIZED COST
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Years to maturity:
   One or less                                                            $         200    $         200
   After one through five                                                        27,253           26,920
   After five through ten                                                        20,769           19,437
   After ten                                                                    100,689           95,740
   Asset-backed securities                                                       26,483           26,483
   Mortgage-backed securities                                                   184,618          184,618
                                                                       ------------------------------------

Total                                                                     $     360,012    $     353,398
                                                                       ------------------------------------
                                                                       ------------------------------------

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their life.

Proceeds from the sales of investments in bonds during 1998 and 1997 were $262.0 million and $375.5 million; gross gains of $5.6 million and $8.6 million, and gross losses of $1.4 million and $8.3 million were realized on those sales, respectively.

                  National Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

At December 31, 1998 and 1997, bonds with an admitted asset value of $1,218,000 and $1,235,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 1998, the Company held no mortgages with interest more than one year past due. During 1998, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                             1998              1997
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Income:
   Bonds                                                                  $    31,054      $     34,854
   Preferred stocks                                                             1,328             4,205
   Mortgage loans                                                                 245               291
   Policy loans                                                                 2,014             2,072
   Cash and short-term investments                                              2,147             1,506
   Other                                                                          279               (3)
                                                                       ------------------------------------
Total investment income                                                        37,067            42,925

Investment expenses                                                             (656)             (461)
Interest expense on repurchase agreements                                       (334)                 -
                                                                       ------------------------------------

Net investment income                                                     $    36,077      $     42,464
                                                                       ------------------------------------
                                                                       ------------------------------------

                  National Integrity Life Insurance Company

4. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment and variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements. Reinsurance is not significant to the Company's premiums, benefits or policy and contract liabilities.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                             1998              1997
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Direct premiums and amounts assessed against
  policyholders                                                            $     199,389    $     210,910
Reinsurance assumed                                                               11,757           12,770
Reinsurance ceded                                                                   (723)            (510)
                                                                       ------------------------------------
Net premiums, annuity considerations and deposit-type funds
                                                                           $     210,423    $     223,170
                                                                       ------------------------------------
                                                                       ------------------------------------

5. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is based on separate return calculations with current benefit taken for the use of the Company's losses and credits in the consolidated return.

Income before income taxes differs from taxable income principally due to value of insurance in force, interest maintenance reserves and differences in policy and contract liabilities and investment income for tax and financial reporting purposes.

                  National Integrity Life Insurance Company

6. SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution.

The NAIC's Risk-Based Capital ("RBC") requirements attempt to evaluate the adequacy of a life insurance company's adjusted statutory capital and surplus in relation to investment, insurance and other business risks. The RBC formula is used by the states as an early warning tool to identify possible under-capitalized companies for the purpose of initiating regulatory action and is not designed to be a basis for ranking the financial strength of insurance companies. In addition, the formula defines a new minimum capital standard which supplements the previous system of low fixed minimum capital and surplus requirements. The RBC requirements provide for four different levels of regulatory attention depending on the ratio of the company's adjusted capital and surplus to its RBC. As of December 31, 1998 and 1997, the adjusted capital and surplus of the Company is substantially in excess of the minimum level of RBC that would require regulatory response.

                  National Integrity Life Insurance Company

7. ANNUITY RESERVES

At December 31, 1998 and 1997, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                               AMOUNT            PERCENT
                                                                         -------------------------------------
                                                                         (IN THOUSANDS)
At December 31, 1998:
    Subject to discretionary withdrawal (with adjustment):
      With market value adjustment                                              $   221,118             20.0%
      At book value less surrender charge of 5% or more                              71,502               6.5
      At market value                                                               523,230              47.4
                                                                         -------------------------------------
    Total with adjustment or at market value                                        815,850              73.9
    Subject to discretionary withdrawal (without adjustment)
      at book value with minimal or no charge or adjustment                         228,629              20.7
    Not subject to discretionary withdrawal                                          60,076               5.4
                                                                         -------------------------------------
    Total annuity reserves and deposit fund liabilities (before
      reinsurance)                                                                1,104,555            100.0%
                                                                                             -----------------
                                                                                             -----------------
    Less reinsurance ceded                                                                -
                                                                         -------------------
    Net annuity reserves and deposit fund liabilities                           $ 1,104,555
                                                                         -------------------
                                                                         -------------------
At December 31, 1997:
    Subject to discretionary withdrawal (with adjustment):
      With market value adjustment                                              $   219,464             22.9%
      At book value less surrender charge of 5% or more                               5,760               0.6
      At market value                                                               372,550              38.9
                                                                         -------------------------------------
    Total with adjustment or at market value                                        597,774              62.4
    Subject to discretionary withdrawal (without adjustment)
      at book value with minimal or no charge or adjustment                         299,314              31.2
    Not subject to discretionary withdrawal                                          61,448               6.4
                                                                         -------------------------------------
    Total annuity reserves and deposit fund liabilities (before
      reinsurance)                                                                  958,536            100.0%
                                                                                             -----------------
                                                                                             -----------------
    Less reinsurance ceded                                                                -
                                                                         -------------------
    Net annuity reserves and deposit fund liabilities                           $   958,536
                                                                         -------------------
                                                                         -------------------

                  National Integrity Life Insurance Company

8. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and options (i.e., guaranteed rate options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative.
Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 1998 is as follows:

                                                        *NONINDEXED       NONGUARANTEED
                                                      GUARANTEED MORE       SEPARATE
                                                          THAN 4%           ACCOUNTS                TOTAL
                                                     --------------------------------------------------------
                                                     --------------------------------------------------------
                                                                         (IN THOUSANDS)
Premiums, deposits and other considerations             $       9,330     $     110,020      $     119,350
                                                     --------------------------------------------------------
                                                     --------------------------------------------------------

Reserves for separate accounts with assets at
   fair value                                           $     221,118     $     523,363      $     744,481
                                                     --------------------------------------------------------
                                                     --------------------------------------------------------

Reserves for separate accounts by withdrawal
  characteristics:
    Subject to discretionary withdrawal(with
      adjustment):
        With market value adjustment                    $     221,118     $           -      $     221,118
        At book value without market value
          adjustment and with current surrender
           charge of 5% or more                                     -                 -                  -
         At market value                                            -           523,363            523,363
                                                     --------------------------------------------------------
     Total with adjustment or at market value                 221,118           523,363            744,481
     Not subject to discretionary withdrawal                        -                 -                  -
                                                     --------------------------------------------------------

Total separate accounts reserves                        $     221,118     $     523,363      $     744,481
                                                     --------------------------------------------------------
                                                     --------------------------------------------------------

* Separate accounts with guarantees.

                  National Integrity Life Insurance Company

8. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts for the years ended December 31, 1998 and 1997 is presented below:

                                                                             1998              1997
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Transfers as reported in the Summary of Operations of
  the Separate Accounts Statement:
     Transfers to separate accounts                                       $     119,350    $     211,743
     Transfers from separate accounts                                           (56,316)         (47,948)
                                                                       ------------------------------------
Net transfers to separate accounts                                               63,034          163,795

Reconciling adjustments:
   Other revenues                                                                   137              101
                                                                       ------------------------------------
Transfers as reported in the Summary of Operations of the Life,
   Accident and Health Annual Statement                                   $      63,171    $     163,896
                                                                       ------------------------------------
                                                                       ------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosures of fair value information about all financial instruments, including insurance liabilities classified as investment contracts, unless specifically exempted. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of such instruments. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                  National Integrity Life Insurance Company

9. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

                                             DECEMBER 31, 1998                   DECEMBER 31, 1997
                                    -------------------------------------------------------------------------
                                     CARRYING AMOUNT     FAIR VALUE      CARRYING AMOUNT      FAIR VALUE
                                    -------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
Assets:
   Bonds                               $     360,012    $     348,766      $     414,907     $     424,642
   Preferred stocks                            9,740            7,981             21,792            22,252
   Mortgage loans                              2,835            2,835              3,242             3,242

Liabilities:
   Life and annuity reserves for
     investment-type contracts         $     360,606    $     359,972      $     367,124     $     367,374
   Separate accounts annuity
     reserves                                744,349          733,365            592,018           576,877

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS

The carrying amount of mortgage loans approximates their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS

The fair value of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNTS ANNUITY RESERVES

The fair value of separate accounts annuity reserves for investment-type products equals the cash surrender values.

                  National Integrity Life Insurance Company

10. RELATED PARTY TRANSACTIONS

Effective January 1, 1994, the Company entered into an Administrative Services Agreement and an Investment Advisory Agreement with ARM. Under these agreements, ARM performs certain administrative investment advisory and special services for the Company to assist with its business operations. The services include policyholder services; accounting, tax and auditing; underwriting; marketing and product development; functional support services; payroll functions; personnel functions; administrative support services; and investment functions. During 1998 and 1997, the Company was charged $8.6 million and $5.9 million, respectively, for these services in accordance with the requirements of applicable insurance law and regulations.

11. YEAR 2000 (UNAUDITED)

ARM has undertaken a Year 2000 project that includes all of its subsidiaries, including the Company. ARM's Year 2000 compliance project, as it relates to the Company, is provided for under the Investment Services Agreement and Administrative Services Agreement between ARM and the Company. The cost of ARM's Year 2000 initiatives is not expected to be material to ARM's results of operations or financial condition. Likewise, any cost to the Company related to Year 2000 compliance is not expected to be material to the Company's results of operations or financial condition.

ARM has completed the assessment phase of the project for all production applications, hardware (personal computers and servers), system software, vendors and business partners. Although ARM is still receiving information from a few vendors and business partners and assessing various logistic concerns with its facilities, ARM's major production systems are substantially Year 2000 compliant. Where Year 2000 problems were found, the necessary upgrades and repairs have begun and are scheduled for completion no later than May 31, 1999.

                  National Integrity Life Insurance Company

11. YEAR 2000 (UNAUDITED) (CONTINUED)

As well as assessing its facilities, ARM is also in the repair and certification testing phase of its project. The testing phase will serve to verify the results of repairs and assessments. Steps needed to correct any problems uncovered during testing will begin immediately at that time. ARM's Year 2000 project is well underway and because management believes that it will be Year 2000 compliant by May 31, 1999, it currently has no contingency plans for system issues in place beyond its normal disaster recovery procedures. As a precaution, ARM is developing a contingency and business resumption plan to address various logistic concerns with its facilities. The contingency and business resumption plan is scheduled for completion no later than September 30, 1999.

Although ARM anticipates no major interruption of business activities, that will depend, in part, upon the activity of third parties. Even though ARM has assessed and continues to assess third party issues, it has no direct ability to influence the compliance actions of such parties. Accordingly, while ARM believes its actions in this regard should have the effect of reducing Year 2000 risks, it is unable to eliminate them or to estimate the ultimate effect Year 2000 risks will have on the Company's operations.

The estimated date on which ARM believes it will complete its Year 2000 compliance efforts, and the expenses related to ARM's Year 2000 compliance efforts are based upon management's best estimates, which were based on assumptions of future events, including the availability of certain resources, third party modification plans and other factors. There can be no assurance that these results and estimates will be achieved, and the actual results could materially differ from those anticipated.